Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Taiwan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd.(a)	17,280,670	$27,006,240
Banks — 10.4%
Chang Hwa Commercial Bank Ltd.	52,008,210	28,235,657
CTBC Financial Holding Co. Ltd.	91,704,325	105,931,115
E.Sun Financial Holding Co. Ltd.(a)	76,608,101	63,913,330
First Financial Holding Co. Ltd.(a)	63,279,918	53,130,731
Hua Nan Financial Holdings Co. Ltd.	56,108,410	45,114,205
Mega Financial Holding Co. Ltd.(a)	62,237,297	76,344,691
Shanghai Commercial & Savings Bank Ltd. (The)(a)	27,087,218	32,832,263
SinoPac Financial Holdings Co. Ltd.	70,551,281	50,716,674
Taishin Financial Holding Co. Ltd.(a)	73,687,483	38,904,940
Taiwan Business Bank	58,389,355	26,674,002
Taiwan Cooperative Financial Holding Co. Ltd.	61,150,418	46,982,303
		568,779,911
Biotechnology — 0.6%
PharmaEssentia Corp.(a)(b)	1,864,000	33,486,287
Chemicals — 1.8%
Formosa Chemicals & Fibre Corp.(a)	26,487,610	27,724,995
Formosa Plastics Corp.(a)	24,965,518	31,900,224
Nan Ya Plastics Corp.(a)	31,023,938	37,118,328
		96,743,547
Communications Equipment — 1.3%
Accton Technology Corp.(a)	3,410,000	69,628,172
Construction Materials — 1.3%
Asia Cement Corp.	20,153,136	26,139,968
TCC Group Holdings Co. Ltd.	41,241,645	42,612,063
		68,752,031
Consumer Staples Distribution & Retail — 0.6%
President Chain Store Corp.	3,978,215	33,156,676
Diversified Telecommunication Services — 1.3%
Chunghwa Telecom Co. Ltd.	19,101,648	72,457,816
Electrical Equipment — 1.3%
Fortune Electric Co. Ltd.(a)	1,295,800	22,099,972
Voltronic Power Technology Corp.	497,000	28,322,276
Walsin Lihwa Corp.(a)	27,800,178	22,414,430
Ya Hsin Industrial Co. Ltd.(c)	6,845,461	2
		72,836,680
Electronic Equipment, Instruments & Components — 13.8%
AUO Corp.	55,662,664	26,834,312
Delta Electronics Inc.	9,613,180	113,973,008
E Ink Holdings Inc.	5,242,000	45,880,546
Hon Hai Precision Industry Co. Ltd.	54,257,296	330,409,780
Innolux Corp.	62,135,296	29,140,457
Largan Precision Co. Ltd.(a)	575,794	43,446,113
Pacific Electric Wire & Cable Co. Ltd.(c)	197	—
Synnex Technology International Corp.(a)	11,845,364	27,713,267
Unimicron Technology Corp.(a)	8,418,000	39,046,000
WPG Holdings Ltd.(a)	14,491,604	31,578,862
Yageo Corp.(a)	2,601,459	41,545,956
Zhen Ding Technology Holding Ltd.(a)	6,544,072	23,281,238
		752,849,539
Entertainment — 0.7%
International Games System Co. Ltd.	1,348,000	40,153,649
Financial Services — 1.8%
Chailease Holding Co. Ltd.(a)	9,389,867	34,428,695
Security	Shares	Value
Financial Services (continued)
Yuanta Financial Holding Co. Ltd.	61,131,639	$62,820,896
		97,249,591
Food Products — 1.2%
Uni-President Enterprises Corp.	25,254,189	65,944,897
Household Durables — 0.4%
Nien Made Enterprise Co. Ltd.	1,817,000	22,530,800
Industrial Conglomerates — 0.5%
Far Eastern New Century Corp.(a)	25,200,843	26,038,796
Insurance — 5.4%
Cathay Financial Holding Co. Ltd.	45,485,798	92,534,757
Fubon Financial Holding Co. Ltd.	42,157,434	114,878,479
KGI Financial Holding Co. Ltd.	93,158,587	49,570,294
Shin Kong Financial Holding Co. Ltd.(b)	111,063,042	39,657,244
		296,640,774
Machinery — 0.5%
Airtac International Group(a)	1,120,826	27,424,196
Marine Transportation — 1.9%
Evergreen Marine Corp. Taiwan Ltd.(a)	6,609,013	44,401,920
Wan Hai Lines Ltd.(a)	9,095,000	23,387,305
Yang Ming Marine Transport Corp.	14,596,000	33,078,714
		100,867,939
Metals & Mining — 0.8%
China Steel Corp.(a)	68,051,977	44,513,457
Passenger Airlines — 1.1%
China Airlines Ltd.(a)	35,113,000	27,064,454
Eva Airways Corp.	24,726,000	31,765,301
		58,829,755
Real Estate Management & Development — 0.4%
Ruentex Development Co. Ltd.(a)	16,335,969	22,659,005
Semiconductors & Semiconductor Equipment — 36.2%
Alchip Technologies Ltd.(a)	516,279	35,474,166
ASE Technology Holding Co. Ltd.(a)	16,730,432	79,484,620
eMemory Technology Inc.	433,000	39,404,980
Global Unichip Corp.(a)	762,000	28,356,283
Globalwafers Co. Ltd.(a)	2,065,000	26,227,071
Jentech Precision Industrial Co. Ltd.	621,000	26,695,812
MediaTek Inc.	6,947,175	272,775,503
Nanya Technology Corp.(a)(b)	16,997,000	17,653,044
Novatek Microelectronics Corp.(a)	3,335,544	50,038,401
Realtek Semiconductor Corp.(a)	2,856,063	42,198,557
Silergy Corp.(a)	2,402,000	31,454,522
Taiwan Semiconductor Manufacturing Co. Ltd.	39,356,882	1,226,381,898
United Microelectronics Corp.(a)	55,996,501	75,969,168
Vanguard International Semiconductor Corp.(a)	8,855,539	24,586,553
		1,976,700,578
Specialty Retail — 0.7%
Hotai Motor Co. Ltd.(a)	1,958,500	37,236,627
Technology Hardware, Storage & Peripherals — 12.0%
Acer Inc.(a)	25,596,737	29,994,471
Advantech Co. Ltd.	3,242,021	33,760,730
Asia Vital Components Co. Ltd.(a)	2,057,000	41,306,754
Asustek Computer Inc.	4,118,857	75,136,756
Catcher Technology Co. Ltd.(a)	4,734,743	28,772,774
Compal Electronics Inc.(a)	33,232,554	37,905,752
Gigabyte Technology Co. Ltd.(a)	4,071,000	34,361,635
Inventec Corp.(a)	21,710,868	33,091,437

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Taiwan ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Lite-On Technology Corp.(a)	12,718,071	$41,030,465
Micro-Star International Co. Ltd.	5,634,000	29,863,847
Pegatron Corp.	12,882,037	37,629,076
Quanta Computer Inc.(a)	13,818,240	125,620,904
Wistron Corp.(a)	15,472,000	54,619,716
Wiwynn Corp.(a)	847,000	51,110,482
		654,204,799
Textiles, Apparel & Luxury Goods — 1.5%
Eclat Textile Co. Ltd.(a)	1,724,601	28,362,264
Feng TAY Enterprise Co. Ltd.(a)	5,405,916	21,941,173
Pou Chen Corp.	23,191,103	29,242,360
		79,545,797
Transportation Infrastructure — 0.4%
Taiwan High Speed Rail Corp.(a)	24,741,000	21,573,698
Wireless Telecommunication Services — 1.4%
Far EasTone Telecommunications Co. Ltd.	13,213,259	36,671,941
Taiwan Mobile Co. Ltd.	11,581,609	40,349,429
		77,021,370
Total Long-Term Investments — 99.8% (Cost: $2,587,495,447)		5,444,832,627
Security	Shares	Value
Short-Term Securities
Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	573,949,886	$574,236,861
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	3,020,000	3,020,000
Total Short-Term Securities — 10.6% (Cost: $577,179,003)		577,256,861
Total Investments — 110.4% (Cost: $3,164,674,450)		6,022,089,488
Liabilities in Excess of Other Assets — (10.4)%		(567,647,317)
Net Assets — 100.0%		$5,454,442,171

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$613,674,237	$—	$(39,391,394)(a)	$23,169	$(69,151)	$574,236,861	573,949,886	$2,414,615 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,020,000 (a)	—	—	—	3,020,000	3,020,000	24,861	—
				$23,169	$(69,151)	$577,256,861		$2,439,476	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	122	12/30/24	$9,168	$(89,811)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Taiwan ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$5,444,832,625	$2	$5,444,832,627
Short-Term Securities
Money Market Funds	577,256,861	—	—	577,256,861
	$577,256,861	$5,444,832,625	$2	$6,022,089,488
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(89,811)	$—	$(89,811)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.